Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares		Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Common stock, par value		$ 0.001	$ 0.001
Common stock, authorized		360,000,000	360,000,000
Common stock, shares issued		210,821,647	166,273,921
Common stock, shares outstanding	[1]	210,821,647	166,273,921

[1]	All shares outstanding for all periods have been retroactively restated to reflect Company's 1 to 3:141 forward stock split, which was effective on April 8, 2016.